Loss before income tax (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Research and development
Employee benefit expense	£ 8,104	£ 14,245		£ 10,093
Share-based payment expense	646	4,743		1,607
Amortization of intangible assets	760	829	[1]	106	[1]
Research and development expense	31,201	39,182	[2]	28,979	[2]
General and administration
Other operating income (expense)	9,877	12,328	[2]	11,935	[2]
Research and development
Research and development
Employee benefit expense	4,718	6,264		5,616
Share-based payment expense	283	1,091		327
Program related costs	24,288	29,868		21,810
Depreciation of property, plant and equipment	272	297		141
Amortization of intangible assets	760	829		105
Other research and development costs	880	833		980
Research and development expense	31,201	39,182		28,979
General and administration
Research and development
Employee benefit expense	2,741	3,238		2,870
Share-based payment expense	363	3,652		1,280
Depreciation of property, plant and equipment	252	347		151
General and administration
Foreign exchange loss / (gain)	1,037	(491)		1,986
Loss on disposal of assets	10	43		40
Other general and administration costs	5,473	4,766		5,539
Loss on contingent consideration	0	754		0
Royalty expense	1	19		69
Other operating income (expense)	£ 9,877	£ 12,328		£ 11,935

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’
[2]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'